United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 01/31/15

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—97.1%[1]
		Consumer Discretionary—13.5%
37,854	[2]	AMC Networks, Inc.	$2,524,862
42,995		Aaron's, Inc.	1,361,222
47,314		Abercrombie & Fitch Co., Class A	1,207,453
47,816		Advance Auto Parts, Inc.	7,602,744
114,526		American Eagle Outfitters, Inc.	1,607,945
30,440	[2]	Ann, Inc.	1,007,564
62,197	[2]	Apollo Education Group, Inc.	1,571,096
39,014	[2]	Ascena Retail Group, Inc.	451,002
45,232		Big Lots, Inc.	2,076,601
37,215		Brinker International, Inc.	2,174,472
58,765		Brunswick Corp.	3,189,764
45,348		CST Brands, Inc.	1,954,499
19,552	[2]	Cabela's, Inc. Class A	1,074,382
31,218		Carter's, Inc.	2,543,955
26,188	[3]	Cheesecake Factory, Inc.	1,375,132
96,196		Chicos Fas, Inc.	1,604,549
64,229		Cinemark Holdings, Inc.	2,387,392
104,064		Dana Holding Corp.	2,171,816
21,320	[2]	Deckers Outdoor Corp.	1,408,186
45,765		DeVry Education Group, Inc.	1,940,894
61,288		Dick's Sporting Goods, Inc.	3,165,525
38,962		Domino's Pizza, Inc.	3,859,186
21,939	[2,3]	Dreamworks Animation SKG, Inc.	409,601
95,645		Foot Locker, Inc.	5,090,227
173,980		Gentex Corp.	2,903,726
2,809	[2]	Graham Holdings, Co.	2,627,314
44,057		Guess ?, Inc.	827,390
18,597		HSN, Inc.	1,440,152
65,560		Hanesbrands, Inc.	7,302,073
157,424		International Game Technology	2,663,614
20,331		International Speedway Corp., Class A	591,429
109,274	[2,3]	Jarden Corp.	5,247,337
25,313		KB HOME	315,400
81,172	[2,3]	Kate Spade & Co.	2,559,353
189,303	[2]	LKQ Corp.	4,885,910
13,116	[2]	Life time Fitness, Inc.	717,052
107,731	[2]	Live Nation	2,560,766
4,728		M.D.C. Holdings, Inc.	118,200
24,213		Meredith Corp.	1,260,529
27,860	[2,3]	Murphy USA, Inc.	1,944,907
2,464	[2]	NVR, Inc.	3,090,423
42,284		New York Times Co., Class A	532,356
308,884	[2]	Office Depot, Inc.	2,347,518
16,288	[2]	Panera Bread Co.	2,799,256
125,975	[2,3]	Penney (J.C.) Co., Inc.	915,838
37,096		Polaris Industries, Inc.	5,363,711
17,982	[3]	Rent-A-Center, Inc.	616,423
1

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
127,238		Service Corp. International	$2,879,396
48,365		Signet Jewelers Ltd.	5,857,485
25,938		Sothebys Holdings, Inc., Class A	1,103,662
37,049	[2,3]	Tempur Sealy International, Inc.	2,038,806
179,142		The Wendy's Co.	1,888,157
28,465		Thor Industries, Inc.	1,604,003
70,887		Time, Inc.	1,775,010
114,421	[2]	Toll Brothers, Inc.	3,961,255
32,448		Tupperware Brands Corp.	2,193,809
27,082		Wiley (John) & Sons, Inc., Class A	1,678,001
59,068		Williams-Sonoma, Inc.	4,622,071
		TOTAL	136,992,401
		Consumer Staples—3.4%
80,706		Church and Dwight, Inc.	6,530,730
30,551		Dean Foods Co.	553,584
38,483		Energizer Holdings, Inc.	4,926,209
107,977		Flowers Foods, Inc.	2,112,030
60,146	[2]	Hain Celestial Group, Inc.	3,173,904
49,992		Ingredion, Inc.	4,031,355
10,850		Lancaster Colony Corp.	975,740
21,260	[2]	Post Holdings, Inc.	1,004,535
131,949	[2]	SUPERVALU, Inc.	1,285,183
5,472	[2]	The Boston Beer Co., Inc., Class A	1,721,053
8,979	[3]	Tootsie Roll Industries, Inc.	280,055
24,793	[2]	TreeHouse Foods, Inc.	2,248,725
29,281	[2]	United Natural Foods, Inc.	2,262,836
104,014	[2]	WhiteWave Foods Company., Class A	3,429,342
		TOTAL	34,535,281
		Energy—3.9%
40,168	[2]	Atwood Oceanics, Inc.	1,148,001
272,566	[2]	California Resources Corp.	1,395,538
53,108	[2]	Dresser-Rand Group, Inc.	4,252,889
25,524	[2]	Dril-Quip, Inc.	1,894,647
46,433		Energen Corp.	2,944,781
40,721	[2]	Gulfport Energy Corp.	1,567,351
59,590	[2]	Helix Energy Solutions Group, Inc.	1,118,504
122,647		HollyFrontier Corp.	4,405,480
66,040		Oceaneering International, Inc.	3,457,854
34,688	[2]	Oil States International, Inc.	1,424,636
95,686		Patterson-UTI Energy, Inc.	1,641,972
178,611	[3]	Peabody Energy Corp.	1,112,747
13,562	[2]	Rosetta Resources, Inc	231,503
54,166		Rowan Companies PLC	1,143,986
43,993		SM Energy Co.	1,663,815
117,142		Superior Energy Services, Inc.	2,342,840
33,630		Tidewater, Inc.	984,014
31,099	[2]	Unit Corp.	926,128
166,486	[2]	WPX Energy, Inc.	1,774,741
47,440		Western Refining, Inc.	1,761,447
46,249		World Fuel Services Corp.	2,264,814
		TOTAL	39,457,688
2

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—23.4%
14,860		Alexander and Baldwin, Inc.	$568,544
43,006		Alexandria Real Estate Equities, Inc.	4,193,945
8,768	[2]	Alleghany Corp.	3,876,245
61,969		American Campus Communities, Inc.	2,724,157
46,884		American Financial Group, Inc., Ohio	2,721,147
49,643		Aspen Insurance Holdings Ltd.	2,150,535
98,521		Associated Banc-Corp.	1,656,138
56,810		Bancorpsouth, Inc.	1,127,679
25,389		Bank of Hawaii Corp.	1,433,463
60,280		Berkley, W. R. Corp.	2,953,117
123,133		BioMed Realty Trust, Inc.	3,010,602
69,182		Brown & Brown	2,134,265
53,257		CBOE Holdings, Inc.	3,433,479
51,616		Camden Property Trust	3,977,013
49,305		Cathay Bancorp, Inc.	1,177,896
23,234		City National Corp.	2,014,156
49,098		Commerce Bancshares, Inc.	1,963,920
53,599		Corporate Office Properties Trust	1,607,970
58,057	[3]	Corrections Corp. of America	2,282,801
35,030		Cullen Frost Bankers, Inc.	2,182,369
234,011		Duke Realty Corp.	5,108,460
89,788		East West Bancorp, Inc.	3,248,530
60,508		Eaton Vance Corp.	2,435,447
43,084		Equity One, Inc.	1,173,608
27,147		Everest Re Group Ltd.	4,652,453
66,035		Extra Space Storage, Inc.	4,358,310
41,014		Federal Realty Investment Trust	5,896,583
60,574	[3,4]	Federated Investors, Inc.	1,914,744
62,722		First American Financial Corp.	2,133,802
181,266	[3]	First Horizon National Corp.	2,354,645
228,851		First Niagara Financial Group, Inc.	1,858,270
74,626		FirstMerit Corp.	1,222,747
121,553	[3]	Fulton Financial Corp.	1,355,316
88,417		Gallagher (Arthur J.) & Co.	3,928,367
57,449		HCC Insurance Holdings, Inc.	3,064,330
66,131		Hancock Holding Co.	1,726,680
34,037		Hanover Insurance Group, Inc.	2,348,553
53,691		Highwoods Properties, Inc.	2,523,477
42,670		Home Properties, Inc.	3,008,235
92,060		Hospitality Properties Trust	3,000,235
39,397		International Bancshares Corp.	886,827
96,268		Janus Capital Group, Inc.	1,688,541
30,786		Jones Lang LaSalle, Inc.	4,528,005
33,513		Kemper Corp.	1,169,939
58,581		Kilroy Realty Corp.	4,343,781
47,278	[2]	Lamar Advertising Co., Class A	2,648,514
68,114		LaSalle Hotel Properties	2,755,892
93,651		Liberty Property Trust	3,774,135
79,086	[2]	MSCI, Inc., Class A	4,256,409
56,679		Mack-Cali Realty Corp.	1,105,807
20,466		Mercury General Corp.	1,169,632
3

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
44,780		Mid-American Apartment Communities, Inc.	$3,551,950
78,307	[3]	National Retail Properties, Inc.	3,354,672
240,227		New York Community Bancorp, Inc.	3,711,507
114,097		Old Republic International Corp.	1,601,922
80,184	[3]	Omega Healthcare Investors	3,516,870
57,171		PacWest Bancorp	2,444,346
27,237		Potlatch Corp.	1,085,667
34,384		Primerica, Inc.	1,706,822
38,567	[3]	Prosperity Bancshares, Inc.	1,765,983
49,752		Protective Life Corp.	3,480,152
78,950		Raymond James Financial, Inc.	4,154,349
59,539		Rayonier, Inc.	1,747,470
126,113		Realty Income Corp.	6,849,197
55,596		Regency Centers Corp.	3,811,662
47,807		Reinsurance Group of America, Inc.	3,958,898
24,149	[3]	RenaissanceRe Holdings Ltd.	2,309,369
77,458		SEI Investments Co.	3,111,488
58,372		SL Green Realty Corp.	7,354,872
219,502	[2]	SLM Holding Corp.	1,999,663
102,679		Senior Housing Properties Trust	2,391,394
34,849	[2]	Signature Bank	4,081,863
27,206		StanCorp Financial Group, Inc.	1,687,860
40,438	[2]	Stifel Financial Corp.	1,906,652
32,017	[2]	SVB Financial Group	3,614,719
102,553		Synovus Financial Corp.	2,642,791
108,852		TCF Financial Corp.	1,600,124
72,268		Tanger Factory Outlet Centers, Inc.	2,843,746
40,121		Taubman Centers, Inc.	3,287,916
20,807		Trustmark Corp.	444,438
172,373		UDR, Inc.	5,733,126
138,877		Umpqua Holdings Corp.	2,153,982
53,415	[2]	Urban Edge Properties	1,268,072
83,727		Valley National Bancorp	760,241
85,288	[2,3]	WP Glimcher, Inc.	1,507,892
53,327		Waddell & Reed Financial, Inc., Class A	2,384,250
64,631		Washington Federal, Inc.	1,283,572
57,514		Webster Financial Corp. Waterbury	1,755,902
66,080		Weingarten Realty Investors	2,476,678
		TOTAL	238,171,792
		Health Care—9.3%
45,667	[2]	Akorn, Inc.	1,944,501
53,129	[2]	Align Technology, Inc.	2,818,493
111,822	[2]	Allscripts Healthcare Solutions, Inc.	1,331,800
13,421	[2,3]	Bio-Rad Laboratories, Inc., Class A	1,536,302
21,658	[2]	Bio-Techne Corp.	2,014,627
40,584	[2]	Centene Corp.	4,430,149
27,191	[2]	Charles River Laboratories International, Inc.	1,885,696
73,073	[2]	Community Health Systems, Inc.	3,439,546
29,407	[3]	Cooper Cos., Inc.	4,636,013
33,713	[2]	Covance, Inc.	3,580,658
58,690	[2]	HMS Holdings Corp.	1,161,182
4

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
29,308	[2]	Halyard Health, Inc.	$1,306,258
56,884	[2]	Health Net, Inc.	3,081,406
50,872	[2]	Henry Schein, Inc.	7,023,897
34,532		Hill-Rom Holdings, Inc.	1,649,248
166,980	[2]	Hologic, Inc.	5,070,348
28,546	[2]	IDEXX Laboratories, Inc.	4,522,257
26,974	[2]	LifePoint Hospitals, Inc.	1,759,784
60,047	[2]	MEDNAX, Inc.	4,076,591
17,156	[2,3]	Mettler Toledo International Inc.	5,214,566
58,622	[3]	Omnicare, Inc.	4,395,478
24,281		Owens & Minor, Inc.	831,139
76,568	[3]	ResMed, Inc.	4,783,203
34,855	[2,3]	Salix Pharmaceuticals Ltd.	4,693,923
32,808	[2]	Sirona Dental Systems, Inc.	2,959,938
34,894		Steris Corp.	2,275,787
24,522		Teleflex, Inc.	2,686,630
18,475	[2]	Thoratec Laboratories Corp.	663,068
32,899	[2]	United Therapeutics Corp.	4,643,036
49,521	[2]	VCA, Inc.	2,580,044
20,598	[2]	Wellcare Health Plans, Inc.	1,500,564
		TOTAL	94,496,132
		Industrials—14.5%
110,982	[2,3]	AECOM	2,821,162
40,127	[3]	AGCO Corp.	1,739,104
30,195		Acuity Brands, Inc. Holding Company	4,525,929
87,784	[3]	Alaska Air Group, Inc.	5,957,900
19,855		Alliant Techsystems, Inc.	2,587,305
66,226	[2]	B/E Aerospace, Inc.	3,862,963
23,393		CLARCOR, Inc.	1,462,764
38,219		Carlisle Cos., Inc.	3,427,480
23,609	[2]	Clean Harbors, Inc.	1,117,178
37,620		Con-way, Inc.	1,541,291
66,969	[2]	Copart, Inc.	2,451,065
21,985		Corporate Executive Board Co.	1,506,412
32,097		Crane Co.	1,956,312
28,818		Deluxe Corp.	1,871,153
75,658		Donaldson Co., Inc.	2,766,056
128,472	[3]	Donnelley (R.R.) & Sons Co.	2,115,934
18,647	[2]	Esterline Technologies Corp.	2,090,142
108,741		Exelis, Inc.	1,860,559
12,457	[2]	FTI Consulting, Inc.	506,626
85,772		Fortune Brands Home & Security Inc.	3,841,728
18,279		GATX Corp.	1,044,645
32,471	[2]	Genesee & Wyoming, Inc., Class A	2,677,234
35,184		Graco, Inc.	2,506,508
24,674		Granite Construction, Inc.	840,890
28,618		HNI Corp.	1,409,437
55,054		Harsco Corp.	812,597
34,215		Hubbell, Inc., Class B	3,628,159
50,827		Hunt (J.B.) Transportation Services, Inc.	4,046,337
34,095		Huntington Ingalls Industries, Inc.	3,975,477
5

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
47,348		IDEX Corp.	$3,425,628
58,575		ITT Corp.	2,097,571
151,461	[2,3]	Jet Blue Airways Corp.	2,543,030
94,963		KBR, Inc.	1,569,738
43,894	[2]	KLX, Inc.	1,725,473
51,313		Kennametal, Inc.	1,612,254
36,200	[2]	Kirby Corp.	2,624,138
27,413		Landstar System, Inc.	1,756,625
21,860		Lennox International, Inc.	2,149,057
54,788		Lincoln Electric Holdings	3,720,653
17,982		MSA Safety, Inc.	785,094
32,191		MSC Industrial Direct Co.	2,416,578
49,958		Manpower Group, Inc.	3,640,939
53,029		Miller Herman, Inc.	1,540,492
61,627	[2,3]	NOW, Inc.	1,537,594
42,332		Nordson Corp.	3,084,310
40,439	[2]	Old Dominion Freight Lines, Inc.	2,835,583
38,287	[3]	OshKosh Truck Corp.	1,640,598
34,156		Regal Beloit Corp.	2,351,641
36,272		Rollins, Inc.	1,198,790
26,368		SPX Corp.	2,203,574
47,308		Smith (A.O.) Corp.	2,810,568
48,047		Terex Corp.	1,080,097
45,735		Timken Co.	1,738,387
43,717		Towers Watson & Company	5,180,465
98,867		Trinity Industries, Inc.	2,617,009
30,637		Triumph Group, Inc.	1,748,147
11,109	[3]	Valmont Industries, Inc.	1,334,413
64,644		Wabtec Corp.	5,394,542
87,241		Waste Connections, Inc.	3,770,556
16,980		Watsco, Inc.	1,848,443
12,042		Werner Enterprises, Inc.	343,558
35,071		Woodward Governor Co.	1,564,517
		TOTAL	146,840,409
		Information Technology—17.1%
48,437	[2,3]	3D Systems Corp.	1,408,548
45,774	[2]	ACI Worldwide, Inc.	845,446
49,924	[2]	AOL, Inc.	2,159,213
51,941	[2]	Acxiom Corp.	945,326
190,117	[2,3]	Advanced Micro Devices, Inc.	488,601
30,437		Advent Software, Inc.	1,273,788
57,510	[2]	Ansys, Inc.	4,639,332
97,824	[2]	Arris Group, Inc.	2,564,945
61,112	[2]	Arrow Electronics, Inc.	3,363,605
267,843	[2]	Atmel Corp.	2,231,132
86,260		Avnet, Inc.	3,590,141
24,977		Belden, Inc.	2,071,592
71,357		Broadridge Financial Solutions	3,424,422
98,881		CDK Global, Inc.	4,465,466
39,532	[2,3]	CIENA Corp.	732,133
174,061	[2,3]	Cadence Design Systems, Inc.	3,131,357
6

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
51,274		Cognex Corp.	$1,884,320
16,680	[2]	Commvault Systems, Inc.	726,914
85,733		Convergys Corp.	1,642,644
57,529	[2]	CoreLogic, Inc.	1,909,963
76,406	[2,3]	Cree, Inc.	2,701,716
97,833	[2]	Cypress Semiconductor Corp.	1,441,080
16,914		DST Systems, Inc.	1,635,584
25,444		Diebold, Inc.	793,853
33,146	[2]	Equinix, Inc.	7,188,042
26,563		FEI Co.	2,184,010
23,092		FactSet Research Systems	3,315,780
26,682		Fair Isaac & Co., Inc.	1,903,761
78,611	[2]	Fairchild Semiconductor International, Inc., Class A	1,206,679
81,504	[2]	Fortinet, Inc.	2,436,562
52,804	[2]	Gartner Group, Inc., Class A	4,447,153
35,326		Global Payments, Inc.	3,084,313
48,542		Henry Jack & Associates, Inc.	2,979,023
14,985	[2,3]	IPG Photonics Corp.	1,118,480
69,177	[2]	Informatica Corp.	2,883,643
77,704	[2]	Ingram Micro, Inc., Class A	1,956,587
86,090	[2]	Integrated Device Technology, Inc.	1,574,586
32,122		InterDigital, Inc.	1,605,458
79,646		Intersil Holding Corp.	1,139,734
35,944	[2]	Itron, Inc.	1,337,476
142,021	[2]	JDS Uniphase Corp.	1,725,555
123,244		Jabil Circuit, Inc.	2,540,059
117,196	[2]	Keysight Technologies, Inc.	3,913,174
57,149	[2,3]	Knowles Corp. - When Issued	1,212,130
40,405		Leidos Holdings, Inc.	1,672,767
40,332		Lexmark International, Inc.	1,609,650
37,464		Mentor Graphics Corp.	862,047
106,727	[2,3]	NCR Corp.	2,710,866
64,901		National Instruments Corp.	1,952,222
37,373	[2,3]	Neustar, Inc, Class A	982,536
84,693	[2]	PTC, Inc.	2,829,593
24,459		Plantronics, Inc.	1,120,956
90,029	[2]	Polycom, Inc.	1,197,386
87,647	[2]	Qorvo, Inc.	6,474,484
75,118	[2]	Rackspace Hosting, Inc.	3,377,305
93,109	[2]	Riverbed Technology, Inc.	1,916,183
80,404	[2,3]	Rovi Corporation	1,858,136
34,615		Science Applications International Corp.	1,688,520
59,088	[2]	Semtech Corp.	1,504,381
26,289	[2]	Silicon Laboratories, Inc.	1,150,407
115,471		Skyworks Solutions, Inc.	9,589,867
50,095	[2]	Solarwinds, Inc.	2,412,074
43,865		Solera Holdings, Inc.	2,263,434
128,954	[2,3]	SunEdison, Inc.	2,415,308
93,235	[2]	Synopsys, Inc.	4,008,173
25,038	[2]	Tech Data Corp.	1,429,670
137,608		Teradyne, Inc.	2,490,705
7

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
14,075	[2]	The Ultimate Sortware Group, Inc.	$2,083,241
162,366	[2,3]	Trimble Navigation Ltd.	3,870,805
21,130	[2]	Tyler Technologies, Inc.	2,241,470
68,753	[2]	Verifone Systems, Inc.	2,158,157
90,195	[3]	Vishay Intertechnology, Inc.	1,228,456
18,869	[2,3]	WEX, Inc.	1,736,891
30,943	[2]	Zebra Technologies Co., Class A	2,582,503
		TOTAL	173,241,519
		Materials—7.2%
77,240		Albemarle Corp.	3,727,602
39,187		Aptargroup, Inc.	2,473,092
39,756		Ashland, Inc.	4,711,881
50,120		Bemis Co., Inc.	2,220,316
41,582		Cabot Corp.	1,763,493
22,140		Carpenter Technology Corp.	839,992
109,917	[3]	Cliffs Natural Resources, Inc.	705,667
78,676		Commercial Metals Corp.	1,055,832
19,427		Compass Minerals International, Inc.	1,697,920
43,770		Cytec Industries, Inc.	2,100,522
51,687		Domtar Corp.	1,979,612
32,082		Eagle Materials, Inc.	2,284,880
10,222		Greif, Inc., Class A	390,480
56,976	[2,3]	Louisiana-Pacific Corp.	932,697
28,356		Minerals Technologies, Inc.	1,852,498
6,275		Newmarket Corp.	2,821,679
52,392		Olin Corp.	1,313,468
60,521		Packaging Corp. of America	4,590,518
56,602		Polyone Corp.	2,014,465
79,822		RPM International, Inc.	3,820,281
49,536		Reliance Steel & Aluminum Co.	2,594,200
86,791		Rock-Tenn Co., Class A	5,632,736
47,635	[3]	Royal Gold, Inc.	3,451,632
19,310		Scotts Co.	1,224,833
27,868		Sensient Technologies Corp.	1,699,948
24,878		Silgan Holdings, Inc.	1,278,978
64,320		Sonoco Products Co.	2,842,944
172,732		Steel Dynamics, Inc.	2,943,353
8,516		TimkenSteel Corporation	229,932
106,481	[3]	United States Steel Corp.	2,602,396
47,868		Valspar Corp.	3,993,627
34,217		Worthington Industries, Inc.	1,024,115
		TOTAL	72,815,589
		Telecommunication Services—0.1%
64,237		Telephone and Data System, Inc.	1,493,510
		Utilities—4.7%
66,461		Alliant Energy Corp.	4,559,889
104,470		Aqua America, Inc.	2,825,913
59,701		Atmos Energy Corp.	3,397,584
17,884		Black Hills Corp.	897,061
35,188		Cleco Corp.	1,912,820
94,280		Great Plains Energy, Inc.	2,787,860
8

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
47,776		Hawaiian Electric Industries, Inc.	$1,638,717
29,298		Idacorp, Inc.	1,989,627
97,439		MDU Resources Group, Inc.	2,203,096
50,131		National Fuel Gas Co.	3,179,809
136,316		OGE Energy Corp.	4,795,597
29,545		ONE Gas, Inc.	1,305,594
45,451		PNM Resources, Inc.	1,386,256
103,397		Questar Corp.	2,683,152
118,901		UGI Corp.	4,398,148
61,562		Vectren Corp.	2,950,051
28,581		WGL Holdings, Inc.	1,614,826
77,662		Westar Energy, Inc.	3,317,721
		TOTAL	47,843,721
		TOTAL COMMON STOCKS (IDENTIFIED COST $595,286,800)	985,888,042
		INVESTMENT COMPANies—11.6%
87,052,886	[4,5,6]	Money Market Management, Institutional Shares, 0.10%	87,052,886
30,231,256	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	30,231,256
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	117,284,142
		TOTAL INVESTMENTS—108.7% (IDENTIFIED COST $712,570,942)[7]	1,103,172,184
		OTHER ASSETS AND LIABILITIES - NET—(8.7)%[8]	(87,917,846)
		TOTAL NET ASSETS—100%	$1,015,254,338
At January 31, 2015, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P Midcap 400 Emini Long Futures	233	$33,351,620	March 2015	$ (439,980)
The average notional value of long futures contracts held by the Fund throughout the period was $31,148,195. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities–Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $33,351,620 at January 31, 2015, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.3%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$83,797,878	$87,052,886
4	Affiliated holding.

9

Transactions involving affiliated holdings during the period ended January 31, 2015, were as follows:
	Federated Investors, Inc.	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	60,574	79,836,757	21,113,042	101,010,373
Purchases/Additions	—	112,115,710	75,626,300	187,742,010
Sales/Reductions	—	(104,899,581)	(66,508,086)	(171,407,667)
Balance of Shares Held 1/31/2015	60,574	87,052,886	30,231,256	117,344,716
Value	$1,914,744	$87,052,886	$30,231,256	119,198,886
Dividend Income	$15,144	$—	$4,294	$19,438
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At January 31, 2015, the cost of investments for federal tax purposes was $712,570,942. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $390,601,242. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $409,140,980 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,539,738.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
10

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11

Federated Max-Cap Index Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—96.5%[1]
		Consumer Discretionary—11.7%
12,222	[2]	Amazon.com, Inc.	$4,333,066
3,333	[2]	AutoNation, Inc.	198,713
1,121	[2]	AutoZone, Inc.	669,192
6,860	[2]	Bed Bath & Beyond, Inc.	512,922
10,411		Best Buy Co., Inc.	366,467
17,890		Block (H&R), Inc.	613,269
8,538		BorgWarner, Inc.	461,137
10,109		CBS Corp., Class B	554,074
21,871	[3]	Cablevision Systems Corp., Class A	413,799
2,106	[2]	CarMax, Inc.	130,783
15,106		Carnival Corp.	664,060
926	[2]	Chipotle Mexican Grill, Inc.	657,312
10,199		Coach, Inc.	379,301
83,076		Comcast Corp., Class A	4,415,074
4,091		Darden Restaurants, Inc.	251,106
9,672		Delphi Automotive PLC	664,757
19,904	[2]	DirecTV	1,697,413
5,691	[2]	Discovery Communications, Inc., Class A	164,954
9,787	[2]	Discovery Communications, Inc., Class C	272,862
14,092	[2]	Dollar General Corp.	945,010
7,240	[2,3]	Dollar Tree, Inc.	514,764
6,621		Expedia, Inc.	568,943
6,890		Family Dollar Stores, Inc.	524,329
129,717		Ford Motor Co.	1,908,137
1,770	[2]	Fossil Group, Inc.	173,106
7,302		Gannett Co., Inc.	226,435
8,791		Gap (The), Inc.	362,101
2,843	[3]	Garmin Ltd.	148,859
45,955		General Motors Co.	1,499,052
4,426		Genuine Parts Co.	411,352
7,923		Harley Davidson, Inc.	488,849
4,962	[3]	Harman International Industries, Inc.	643,224
4,716		Hasbro, Inc.	259,003
43,630		Home Depot, Inc.	4,555,845
14,454		Interpublic Group Cos., Inc.	288,213
22,437		Johnson Controls, Inc.	1,042,647
6,253	[3]	Kohl's Corp.	373,429
11,557		L Brands, Inc.	978,069
11,545	[3]	Leggett and Platt, Inc.	492,163
36,249		Lowe's Cos., Inc.	2,456,232
10,344		Macy's, Inc.	660,775
6,169		Marriott International, Inc., Class A	459,591
12,978		Mattel, Inc.	349,108
32,419		McDonald's Corp.	2,996,812
2,709	[2]	Michael Kors Holdings Ltd.	191,770
85	[2]	Mohawk Industries, Inc.	14,028
1,248	[2]	NetFlix, Inc.	551,366

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
8,016		Newell Rubbermaid, Inc.	$295,550
20,264	[2]	News Corp., Class A	301,731
22,174		Nike, Inc., Class B	2,045,552
3,827		Nordstrom, Inc.	291,617
3,005	[2]	O'Reilly Automotive, Inc.	563,017
8,879		Omnicom Group, Inc.	646,391
2,585		PVH Corp.	285,022
6,909		PetSmart, Inc.	564,500
13,748		Pulte Group, Inc.	283,071
1,768		Ralph Lauren Corp.	295,062
6,208		Ross Stores, Inc.	569,336
9,212	[3]	Royal Caribbean Cruises Ltd.	695,967
24,276	[3]	Staples, Inc.	413,906
20,710		Starbucks Corp.	1,812,746
6,588		Starwood Hotels & Resorts	474,138
21,608		TJX Cos., Inc.	1,424,832
20,002		Target Corp.	1,472,347
1,733	[2]	The Priceline Group, Inc.	1,749,429
796		Tiffany & Co.	68,965
9,127		Time Warner Cable, Inc.	1,242,459
26,676		Time Warner, Inc.	2,078,861
590		Tractor Supply Co.	47,890
3,640	[2]	TripAdvisor, Inc.	243,916
59,039		Twenty-First Century Fox, Inc.	1,957,733
4,602	[2]	Under Armour, Inc., Class A	331,712
15,282		V.F. Corp.	1,060,112
12,851		Viacom, Inc., Class B - New	827,861
50,303		Walt Disney Co.	4,575,561
2,474		Whirlpool Corp.	492,524
4,069		Wyndham Worldwide Corp.	340,942
589		Wynn Resorts Ltd.	87,143
14,412		Yum Brands, Inc.	1,041,699
		TOTAL	70,085,065
		Consumer Staples—9.6%
63,383		Altria Group, Inc.	3,365,637
26,855		Archer-Daniels-Midland Co.	1,252,249
20,501	[3]	Avon Products, Inc.	158,678
4,437		Brown-Forman Corp., Class B	394,316
36,814		CVS Health Corp.	3,613,662
4,495		Campbell Soup Co.	205,601
4,637	[3]	Clorox Co.	494,814
8,609		Coca-Cola Enterprises, Inc.	362,439
28,837		Colgate-Palmolive Co.	1,947,074
12,712		ConAgra Foods, Inc.	450,386
2,353	[2]	Constellation Brands, Inc., Class A	259,889
16,403		Costco Wholesale Corp.	2,345,465
5,523		Dr. Pepper Snapple Group, Inc.	426,762
8,059		Estee Lauder Cos., Inc., Class A	568,885
20,204		General Mills, Inc.	1,060,306
5,143		Hershey Foods Corp.	525,666
3,241		Hormel Foods Corp.	166,004

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
12,674		Kimberly-Clark Corp.	$1,368,285
8,433	[3]	Kellogg Co.	553,036
3,610		Keurig Green Mountain Coffee, Inc.	442,442
14,524		Kraft Foods Group, Inc.	948,998
15,628		Kroger Co.	1,079,113
10,948		Lorillard, Inc.	718,298
4,490		McCormick & Co., Inc.	320,541
6,047		Mead Johnson Nutrition Co.	595,569
9,094		Molson Coors Brewing Co., Class B	690,508
63,016		Mondelez International, Inc.	2,220,684
7,368	[2]	Monster Beverage Corp.	861,688
48,250		PepsiCo, Inc.	4,524,885
51,451		Philip Morris International, Inc.	4,128,428
87,638		Procter & Gamble Co.	7,387,007
5,505		Reynolds American, Inc.	374,065
418		Smucker (J.M.) Co.	43,117
18,972		Sysco Corp.	743,133
127,332		The Coca-Cola Co.	5,242,259
8,311		Tyson Foods, Inc., Class A	324,462
50,884		Wal-Mart Stores, Inc.	4,324,122
28,137		Walgreens Boots Alliance, Inc.	2,075,104
12,741		Whole Foods Market, Inc.	663,742
		TOTAL	57,227,319
		Energy—8.1%
15,802		Anadarko Petroleum Corp.	1,291,813
11,335		Apache Corp.	709,231
19,479		Baker Hughes, Inc.	1,129,587
5,829	[3]	CONSOL Energy, Inc.	168,750
11,838		Cabot Oil & Gas Corp., Class A	313,707
6,226	[2]	Cameron International Corp.	278,800
32,526		Chesapeake Energy Corp.	623,849
61,494		Chevron Corp.	6,304,980
2,300		Cimarex Energy Co.	237,360
39,855		ConocoPhillips	2,510,068
52,261	[3]	Denbury Resources, Inc.	360,601
7,611		Devon Energy Corp.	458,715
21,123		EOG Resources, Inc.	1,880,581
1,332		EQT Corp.	99,154
137,636		Exxon Mobil Corp.	12,032,139
8,855	[2]	FMC Technologies, Inc.	331,885
27,970	[3]	Halliburton Co.	1,118,520
3,646		Helmerich & Payne, Inc.	217,156
12,526		Hess Corp.	845,380
54,019		Kinder Morgan, Inc.	2,217,480
32,863		Marathon Oil Corp.	874,156
9,860		Marathon Petroleum Corp.	912,937
6,299		Murphy Oil Corp.	282,888
11,484		Nabors Industries Ltd.	132,181
14,976		National-Oilwell, Inc.	815,144
2,243	[2]	Newfield Exploration Co.	66,797
10,562		Noble Energy, Inc.	504,230

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
7,743		ONEOK, Inc.	$340,924
25,358		Occidental Petroleum Corp.	2,028,640
13,755		Phillips 66	967,252
6,878		Pioneer Natural Resources, Inc.	1,035,345
4,516		Range Resources Corp.	208,955
45,564		Schlumberger Ltd.	3,754,018
9,589	[2]	Southwestern Energy Co.	237,711
22,618	[3]	Spectra Energy Corp.	756,346
4,480	[3]	Tesoro Petroleum Corp.	366,150
18,290		Valero Energy Corp.	967,175
20,637		Williams Companies, Inc.	905,139
		TOTAL	48,285,744
		Financials—15.5%
10,314		Ace, Ltd.	1,113,499
2,020	[2]	Affiliated Managers Group	415,150
9,770		Aflac, Inc.	557,672
17,971		Allstate Corp.	1,254,196
29,700		American Express Co.	2,396,493
40,295		American International Group, Inc.	1,969,217
12,342		American Tower Corp.	1,196,557
5,947		Ameriprise Financial, Inc.	743,018
8,694		Aon PLC	782,895
3,238		Apartment Investment & Management Co., Class A	129,067
3,175		Assurant, Inc.	201,644
3,951		Avalonbay Communities, Inc.	683,483
25,080		BB&T Corp.	885,073
360,459		Bank of America Corp.	5,460,954
61,506	[2]	Berkshire Hathaway, Inc., Class B	8,851,328
4,160		Blackrock, Inc.	1,416,522
2,776		Boston Properties, Inc.	385,309
8,611	[2]	CBRE Group, Inc.	278,480
10,467		CME Group, Inc.	892,835
18,727		Capital One Financial Corp.	1,371,004
8,225		Chubb Corp.	805,228
5,963		Cincinnati Financial Corp.	301,191
93,423		Citigroup, Inc.	4,386,210
12,300		Comerica, Inc.	510,450
14,800	[2]	Crown Castle International Corp.	1,280,348
14,559		Discover Financial Services	791,718
8,880	[2]	E*Trade Financial Corp.	204,684
11,016		Equity Residential Properties Trust	854,952
1,801		Essex Property Trust, Inc.	407,116
29,880		Fifth Third Bancorp	516,924
13,868		Franklin Resources, Inc.	714,618
20,423		General Growth Properties, Inc.	616,366
23,686	[2]	Genworth Financial, Inc., Class A	165,328
11,671		Goldman Sachs Group, Inc.	2,012,197
16,327		HCP, Inc.	772,104
6,979		Hartford Financial Services Group, Inc.	271,483
9,918		Health Care REIT, Inc.	812,780
37,222		Host Hotels & Resorts, Inc.	852,012

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
16,282		Hudson City Bancorp, Inc.	$146,050
30,404		Huntington Bancshares, Inc.	304,648
2,348	[2]	IntercontinentalExchange, Inc.	483,054
14,419		Invesco Ltd.	529,610
117,229		JPMorgan Chase & Co.	6,374,913
32,611		KeyCorp	423,617
14,607		Kimco Realty Corp.	403,884
8,922		Legg Mason, Inc.	494,636
9,480		Lincoln National Corp.	473,810
11,229		Loews Corp.	429,622
4,596		M & T Bank Corp.	520,083
3,970		Macerich Co. (The)	341,460
16,633		Marsh & McLennan Cos., Inc.	894,356
8,336		McGraw Hill Financial, Inc.	745,572
42,621		MetLife, Inc.	1,981,876
9,046		Moody's Corp.	826,171
57,689		Morgan Stanley	1,950,465
4,494		NASDAQ OMX Group, Inc.	204,926
15,395		Navient Corp.	303,897
6,353		Northern Trust Corp.	415,359
17,122		PNC Financial Services Group	1,447,494
14,055		People's United Financial, Inc.	197,754
7,163		Plum Creek Timber Co., Inc.	318,897
10,060		Principal Financial Group	472,116
19,698		Progressive Corp. Ohio	511,163
9,333		ProLogis, Inc.	421,292
18,274		Prudential Financial	1,386,631
6,347		Public Storage	1,274,731
48,348		Regions Financial Corp.	420,628
36,666		Schwab (Charles) Corp.	952,583
10,470		Simon Property Group, Inc.	2,079,970
9,881		State Street Corp.	706,590
17,511		SunTrust Banks, Inc.	672,773
9,161		T. Rowe Price Group, Inc.	721,154
35,312		The Bank of New York Mellon Corp.	1,271,232
13,637		The Travelers Cos, Inc.	1,402,156
5,296		Torchmark Corp.	265,171
57,807		U.S. Bancorp	2,422,691
9,354		Ventas, Inc.	746,543
8,260		Vornado Realty Trust	912,234
153,088		Wells Fargo & Co.	7,948,329
8,675		Weyerhaeuser Co.	310,999
8,807		XL Group PLC	303,753
		TOTAL	92,674,998
		Health Care—14.3%
26,612		Amgen, Inc.	4,051,943
50,132		Abbott Laboratories	2,243,908
51,377		AbbVie, Inc.	3,100,602
8,430	[2]	Actavis PLC	2,246,932
14,795		Aetna, Inc.	1,358,477
11,120		Agilent Technologies, Inc.	420,002

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
4,896	[2]	Alexion Pharmaceuticals, Inc.	$897,143
11,134		Allergan, Inc.	2,441,241
6,816		AmerisourceBergen Corp.	647,861
8,349	[2]	Anthem, Inc.	1,126,781
4,184		Bard (C.R.), Inc.	715,590
13,673		Baxter International, Inc.	961,349
5,845		Becton, Dickinson & Co.	807,078
7,853	[2]	Biogen Idec, Inc.	3,056,074
43,091	[2]	Boston Scientific Corp.	638,178
49,265		Bristol-Myers Squibb Co.	2,969,202
7,972		CIGNA Corp.	851,649
10,660		Cardinal Health, Inc.	886,805
5,654	[2]	CareFusion Corporation	335,282
25,649	[2]	Celgene Corp.	3,056,335
8,988	[2]	Cerner Corp.	596,354
4,821	[2]	DaVita HealthCare Partners, Inc.	361,864
4,848		Dentsply International, Inc.	242,521
5,763	[2]	Edwards Lifesciences Corp.	722,392
5,015	[2,3]	Endo International PLC	399,244
23,227	[2]	Express Scripts Holding Co.	1,874,651
52,096	[2]	Gilead Sciences, Inc.	5,461,224
9,902	[2]	HCA Holdings, Inc.	701,062
4,570	[2]	Hospira, Inc.	289,875
4,607		Humana, Inc.	674,649
1,754	[2]	Intuitive Surgical, Inc.	867,318
90,915		Johnson & Johnson	9,104,228
2,691	[2]	Laboratory Corp. of America Holdings	308,873
31,175		Lilly (Eli) & Co.	2,244,600
3,173	[2]	Mallinckrodt PLC	336,306
7,539		McKesson Corp.	1,603,168
41,732	[2]	Medtronic PLC	2,979,651
98,160		Merck & Co., Inc.	5,917,085
12,581	[2]	Mylan, Inc.	668,680
2,944	[3]	PerkinElmer, Inc.	134,570
4,868		Perrigo Co. PLC	738,670
207,631		Pfizer, Inc.	6,488,469
4,247		Quest Diagnostics, Inc.	301,834
2,386	[2]	Regeneron Pharmaceuticals, Inc.	994,151
9,306		St. Jude Medical, Inc.	612,986
12,873		Stryker Corp.	1,172,087
10,725		Thermo Fisher Scientific, Inc.	1,342,877
30,761		UnitedHealth Group, Inc.	3,268,356
5,693		Universal Health Services, Inc., Class B	583,703
7,503	[2]	Vertex Pharmaceuticals, Inc.	826,380
2,767	[2]	Waters Corp.	329,411
2,935		Zimmer Holdings, Inc.	329,014
9,459		Zoetis, Inc.	404,183
		TOTAL	85,692,868
		Industrials—10.1%
20,566		3M Co.	3,337,862
9,172		AMETEK, Inc.	439,339

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
2,041		Allegion PLC	$110,234
19,279		Boeing Co.	2,802,588
4,320		C.H. Robinson Worldwide, Inc.	307,670
30,852		CSX Corp.	1,027,372
23,023		Caterpillar, Inc.	1,841,149
2,370		Cintas Corp.	186,519
5,777		Cummins, Inc.	805,660
20,501		Danaher Corp.	1,688,872
8,373		Deere & Co.	713,296
26,057		Delta Air Lines, Inc.	1,232,757
6,228	[3]	Dover Corp.	436,209
1,412		Dun & Bradstreet Corp.	162,535
11,077		Eaton Corp. PLC	698,848
23,614		Emerson Electric Co.	1,344,581
7,618		Equifax, Inc.	643,416
7,000		Expeditors International Washington, Inc.	305,760
2,502	[3]	Fastenal Co.	111,089
8,260		FedEx Corp.	1,396,849
5,482		Flowserve Corp.	298,714
95		Fluor Corp.	5,091
12,414		General Dynamics Corp.	1,653,669
330,328		General Electric Co.	7,891,536
26,002		Honeywell International, Inc.	2,541,956
11,904		Illinois Tool Works, Inc.	1,108,143
3,974		Ingersoll-Rand PLC	263,874
11,324	[2]	Jacobs Engineering Group, Inc.	431,444
4,314	[3]	Joy Global, Inc.	180,929
1,077		Kansas City Southern Industries, Inc.	118,567
5,146		L-3 Communications Holdings, Inc.	633,576
10,326		Lockheed Martin Corp.	1,945,109
14,014		Masco Corp.	348,108
11,918		Nielsen NV	519,148
12,843		Norfolk Southern Corp.	1,309,601
6,194		Northrop Grumman Corp.	972,148
12,041	[3]	PACCAR, Inc.	723,784
3,332	[3]	Pall Corp.	322,404
5,284	[3]	Parker-Hannifin Corp.	615,375
7,017	[3]	Pentair PLC	433,721
7,073		Pitney Bowes, Inc.	169,611
4,906	[3]	Precision Castparts Corp.	981,691
9,308	[2]	Quanta Services, Inc.	246,476
9,541		Raytheon Co.	954,577
7,596		Republic Services, Inc.	301,409
3,427		Robert Half International, Inc.	198,972
4,711		Rockwell Automation, Inc.	513,122
3,852		Rockwell Collins	329,808
3,005		Roper Industries, Inc.	463,792
1,462		Snap-On, Inc.	194,022
29,509		Southwest Airlines Co.	1,333,217
8,209		Stanley Black & Decker, Inc.	768,773
522	[2,3]	Stericycle, Inc.	68,533

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
16,118		Textron, Inc.	$685,982
7,470	[3]	The ADT Corp.	256,968
6,731	[2]	Tyco International PLC	274,692
28,533		Union Pacific Corp.	3,344,353
23,300		United Parcel Service, Inc.	2,302,972
6,219	[2]	United Rentals, Inc.	515,244
28,198		United Technologies Corp.	3,236,566
968		W. W. Grainger, Inc.	228,293
19,771		Waste Management, Inc.	1,016,823
		TOTAL	60,295,398
		Information Technology—18.7%
20,533		Accenture PLC	1,725,388
14,677	[2]	Adobe Systems, Inc.	1,029,298
5,082	[2]	Akamai Technologies, Inc.	295,544
2,177	[2]	Alliance Data Systems Corp.	628,783
1,998		Altera Corp.	65,784
4,622		Amphenol Corp., Class A	248,248
10,143		Analog Devices, Inc.	528,501
191,003		Apple, Inc.	22,377,911
37,405		Applied Materials, Inc.	854,330
6,517	[2]	Autodesk, Inc.	351,951
12,262		Automatic Data Processing, Inc.	1,011,983
7,671		Avago Technologies Ltd.	789,192
24,575		Broadcom Corp.	1,042,840
1,260		CA, Inc.	38,178
164,841		Cisco Systems, Inc.	4,346,033
9,969	[2]	Citrix Systems, Inc.	590,763
19,524	[2]	Cognizant Technology Solutions Corp.	1,056,834
9,268		Computer Sciences Corp.	562,382
55,310		Corning, Inc.	1,314,719
64,464		EMC Corp. Mass	1,671,552
36,192	[2]	eBay, Inc.	1,918,176
16,468	[2]	Electronic Arts, Inc.	903,434
7,135	[2]	Fiserv, Inc.	517,502
5,071		FLIR Systems, Inc.	153,144
1,967	[2]	F5 Networks, Inc.	219,557
64,480	[2]	Facebook, Inc.	4,894,677
8,847		Fidelity National Information Services, Inc.	552,318
2,055	[2]	First Solar, Inc.	86,968
9,296	[2]	Google, Inc., Class A	4,997,065
9,242	[2]	Google, Inc., Class C	4,940,034
4,097		Harris Corp.	275,032
68,439		Hewlett-Packard Co.	2,472,701
156,289		Intel Corp.	5,163,789
30,436		International Business Machines Corp.	4,666,143
8,693		Intuit, Inc.	754,726
13,656		Juniper Networks, Inc.	310,401
5,851		KLA-Tencor Corp.	359,661
4,453		Lam Research Corp.	340,387
9,083		Linear Technology Corp.	408,190
28,571		Mastercard, Inc., Class A	2,343,679

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
7,884		Microchip Technology, Inc.	$355,568
33,406	[2]	Micron Technology, Inc.	977,627
275,470		Microsoft Corp.	11,128,988
4,489		Motorola Solutions, Inc.	280,158
31,614		NVIDIA Corp.	607,147
11,029		NetApp, Inc.	416,896
104,550		Oracle Corp.	4,379,599
11,913		Paychex, Inc.	539,182
54,342		Qualcomm, Inc.	3,394,201
10,983	[2]	Red Hat, Inc.	700,606
24,192	[2]	Salesforce.com, Inc.	1,365,638
6,681		Sandisk Corp.	507,155
10,389		Seagate Technology	586,355
10,951		Symantec Corp.	271,256
8,821		TE Connectivity Ltd.	585,626
5,455	[2,3]	Teradata Corporation	243,075
33,401		Texas Instruments, Inc.	1,785,283
7,155		Total System Services, Inc.	253,072
3,702	[2,3]	Verisign, Inc.	201,685
15,725	[3]	Visa, Inc., Class A Shares	4,008,460
6,690		Western Digital Corp.	650,469
19,199		Western Union Co.	326,383
34,221		Xerox Corp.	450,691
10,000		Xilinx, Inc.	385,750
22,913	[2]	Yahoo, Inc.	1,007,943
		TOTAL	112,216,611
		Materials—3.1%
5,869		Air Products & Chemicals, Inc.	854,585
2,392		Airgas, Inc.	269,435
57,399		Alcoa, Inc.	898,294
4,143		Avery Dennison Corp.	216,555
8,868		Ball Corp.	561,610
474		CF Industries Holdings, Inc.	144,750
35,144		Dow Chemical Co.	1,587,103
28,875		Du Pont (E.I.) de Nemours & Co.	2,056,189
5,648		Eastman Chemical Co.	400,387
9,032		Ecolab, Inc.	937,251
32,462		Freeport-McMoRan, Inc.	545,686
2,175		International Flavors & Fragrances, Inc.	230,789
14,937		International Paper Co.	786,582
17,333		LyondellBasell Industries NV, Class A	1,370,867
2,538		Martin Marietta Materials	273,444
15,902		Monsanto Co.	1,876,118
10,632		Mosaic Co./The	517,672
28,696		Newmont Mining Corp.	721,704
10,108		Nucor Corp.	441,214
7,655	[2]	Owens-Illinois, Inc.	178,744
4,744		PPG Industries, Inc.	1,057,343
9,972		Praxair, Inc.	1,202,524
3,824		Sherwin-Williams Co.	1,037,337

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
3,452		Sigma-Aldrich Corp.	$474,719
		TOTAL	18,640,902
		Telecommunication Services—2.2%
170,855		AT&T, Inc.	5,624,547
17,135		CenturyLink, Inc.	636,908
23,874		Frontier Communications Corp.	160,314
8,179	[2]	Level 3 Communications, Inc.	406,823
136,789		Verizon Communications	6,252,625
13,993		Windstream Holdings, Inc.	111,244
		TOTAL	13,192,461
		Utilities—3.2%
25,939		AES Corp.	316,975
6,598		Ameren Corp.	298,757
14,983		American Electric Power Co., Inc.	941,082
8,957		CMS Energy Corp.	337,948
27,004		CenterPoint Energy, Inc.	623,522
10,474		Consolidated Edison Co.	725,639
5,082		DTE Energy Co.	455,652
15,111	[3]	Dominion Resources, Inc.	1,161,885
22,927		Duke Energy Corp.	1,997,859
9,718		Edison International	662,282
9,257		Entergy Corp.	810,080
26,862		Exelon Corp.	968,106
6,052		FirstEnergy Corp.	244,077
1,833		Integrys Energy Group, Inc.	148,656
21,786		NRG Energy, Inc.	537,243
17,083		NextEra Energy, Inc.	1,866,147
3,134		NiSource, Inc.	135,577
9,217		Northeast Utilities Co.	512,281
14,399		PG & E Corp.	846,805
20,055		PPL Corp.	711,952
19,189		Pepco Holdings, Inc.	526,738
4,493		Pinnacle West Capital Corp.	315,319
23,582		Public Service Enterprises Group, Inc.	1,006,480
4,835		Sempra Energy	541,133
28,168		Southern Co.	1,428,681
6,908		TECO Energy, Inc.	147,348
7,800	[3]	Wisconsin Energy Corp.	435,006
17,119		Xcel Energy, Inc.	642,476
		TOTAL	19,345,706
		TOTAL COMMON STOCKS (IDENTIFIED COST $199,606,346)	577,657,072
		INVESTMENT COMPANIES—4.6%
8,624,128	[4,5,6]	Federated Money Market Management, Institutional Shares, 0.10%	8,624,128
18,993,465	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	18,993,465
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	27,617,593
		TOTAL INVESTMENTS—101.1% (IDENTIFIED COST $227,223,939)[7]	605,274,665
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[8]	(6,843,505)
		TOTAL NET ASSETS—100%	$598,431,160

At January 31, 2015, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 E-Mini Index Long Futures	66	6,561,720	March 2015	$ (180,657)
2S&P 500 Index Long Futures	28	13,918,800	March 2015	$ (461,066)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (641,723)
The average notional value of long futures contracts held by the Fund throughout the period was $22,196,126. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $20,480,520 at January 31, 2015, which represents 3.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 103.5%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$8,302,064	$8,624,128
4	Affiliated holding.
Transactions involving affiliated holdings during the period ended January 31, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	30,154,438	22,398,731	52,553,169
Purchases/Additions	53,341,520	32,744,133	86,085,653
Sales/Reductions	(74,871,830)	(36,149,399)	(111,021,229)
Balance of Shares Held 1/31/2015	8,624,128	18,993,465	27,617,593
Value	$8,624,128	$18,993,465	$27,617,593
Dividend Income	$—	$3,172	$3,172
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At January 31, 2015, the cost of investments for federal tax purposes was $227,223,939. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $378,050,726. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $379,985,225 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,934,499.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.

■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
12

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 19, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015